Condensed Consolidated Statements of Changes In Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at May. 26, 2020	$ 0
Issuance of common stock to Sponsor	25,000	$ 144	24,856
Issuance of common stock to Sponsor (Shares)		1,437,500
Sponsor forfeiture of founder shares		$ (6)	6
Sponsor forfeiture of founder shares (share)		(57,500)
Issuance of founder shares to affiliates of underwriter	978	$ 6	972
Issuance of founder shares to affiliates of underwriter (share)		57,500
Net loss	(1,832)			(1,832)
Ending balance at Dec. 31, 2020	$ 24,146	$ 144	25,834	(1,832)
Ending balance (Shares) at Dec. 31, 2020	1,437,500	1,437,500
Beginning balance (Shares) at Dec. 31, 2020		1,437,500
Fair value of public warrants included in the units sold in the initial public offering	$ 3,662,750		3,662,750
Sale of units in initial public offering, less fair value of public warrants	2,310,439	$ 24	2,310,415
Sale of units in initial public offering, less fair value of public warrants (Shares)		247,000
Capital contribution from Sponsor	286,503		286,503
Offering costs associated with public warrants	(98,200)		(98,200)
Remeasurement of common stock subject to possible redemption	(5,696,780)		(5,696,780)
Net loss	(169,999)			(169,999)
Ending balance at Mar. 31, 2021	318,859	$ 168	490,522	(171,831)
Ending balance (Shares) at Mar. 31, 2021		1,684,500
Beginning balance at Dec. 31, 2020	24,146	$ 144	25,834	(1,832)
Beginning balance (Shares) at Dec. 31, 2020		1,437,500
Fair value of public warrants included in the units sold in the initial public offering	3,662,750		3,662,750
Sale of units in initial public offering, less fair value of public warrants	2,310,439	$ 24	2,310,415
Sale of units in initial public offering, less fair value of public warrants (Shares)		247,000
Capital contribution from Sponsor	286,503		286,503
Offering costs associated with public warrants	(98,200)		(98,200)
Remeasurement of common stock subject to possible redemption	(5,696,780)		(5,696,780)
Net loss	(484,062)			(484,062)
Ending balance at Dec. 31, 2021	$ 4,796	$ 168	490,522	(485,894)
Ending balance (Shares) at Dec. 31, 2021	1,684,500	1,684,500
Beginning balance (Shares) at Dec. 31, 2021		1,684,500
Net loss	$ (2,457,658)			(2,457,658)
Ending balance at Mar. 31, 2022	$ (2,452,862)	$ 168	$ 490,522	$ (2,943,552)
Ending balance (Shares) at Mar. 31, 2022	1,684,500	1,684,500